Pensions and other post-retirement benefits - Fair value of assets held by the defined benefit plans (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [line items]
Property	$ 2,447	$ 2,546	$ 2,404
Cash	661	679	919
Other	1,143	1,602	1,534
Debt (repurchase agreements) used to fund liability driven investments	(5,664)	(6,485)	(5,290)
Asset recognized	31,441	34,816	33,527
Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	1,647	1,524	1,891
Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	175	157	253
Private equity
Disclosure of fair value of plan assets [line items]
Equity	2,868	3,038	3,843
Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	7,257	8,773	6,354
Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	11,190	13,265	12,024
Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	9,717	9,717	9,595
United Kingdom
Disclosure of fair value of plan assets [line items]
Property	2,344	2,437	2,297
Cash	416	453	567
Other	1,039	1,123	1,088
Debt (repurchase agreements) used to fund liability driven investments	(5,664)	(6,485)	(5,290)
Asset recognized	23,266	26,046	25,047
United Kingdom | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	963	862	1,252
United Kingdom | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	32	28	117
United Kingdom | Private equity
Disclosure of fair value of plan assets [line items]
Equity	1,916	2,022	2,715
United Kingdom | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	5,027	6,285	4,039
United Kingdom | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	11,105	13,177	11,945
United Kingdom | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	6,088	6,144	6,317
US
Disclosure of fair value of plan assets [line items]
Property	0	0	0
Cash	67	59	175
Other	36	33	33
Debt (repurchase agreements) used to fund liability driven investments	0	0	0
Asset recognized	5,259	5,474	5,417
US | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	113	97	127
US | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	13	12	17
US | Private equity
Disclosure of fair value of plan assets [line items]
Equity	950	1,014	1,126
US | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	1,317	1,457	1,370
US | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
US | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	2,763	2,802	2,569
Eurozone
Disclosure of fair value of plan assets [line items]
Property	84	92	89
Cash	100	82	61
Other	54	55	56
Debt (repurchase agreements) used to fund liability driven investments	0	0	0
Asset recognized	2,007	2,052	1,877
Eurozone | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	341	333	299
Eurozone | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	55	51	48
Eurozone | Private equity
Disclosure of fair value of plan assets [line items]
Equity	0	0	0
Eurozone | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	690	746	682
Eurozone | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	78	88	79
Eurozone | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	605	605	563
Other
Disclosure of fair value of plan assets [line items]
Property	19	17	18
Cash	78	85	116
Other	14	391	357
Debt (repurchase agreements) used to fund liability driven investments	0	0	0
Asset recognized	909	1,244	1,186
Other | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	230	232	213
Other | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	75	66	71
Other | Private equity
Disclosure of fair value of plan assets [line items]
Equity	2	2	2
Other | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	223	285	263
Other | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	7	0	0
Other | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	261	166	146
Canada
Disclosure of fair value of plan assets [line items]
Other	$ 0	$ 374	$ 341